Asset retirement obligation (Tables)	12 Months Ended
Dec. 31, 2013
Asset Retirement Obligation Tables
Net present value of the ARO

	2013	2012	2011
Asset retirement obligation, beginning of the year	$61,813	$57,953	$54,444
Accretion expense	3,960	3,860	3,509
Costs incurred	(1,213)	-	-
Asset retirement obligation, end of the year	64,560	61,813	57,953